Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Retirement Plans, Postretirement and Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses and retiree life insurance. The Corporation also provides certain benefits, such as disability benefits, to former or inactive employees after employment but before retirement.

In connection with the TXI acquisition, the Corporation assumed three defined benefit plans, including two pension plans and a postretirement health benefit plan.  The Financial Security Plan is a pension plan that covers approximately 60 executive and managerial employees of TXI.  As of December 31, 2014, the plan is unfunded and frozen.  The Riverside pension and postretirement plans cover approximately 600 employees and retirees of Riverside Cement Company, a subsidiary of TXI.  The pension plan has assets, but is currently underfunded while the postretirement plan is unfunded.  No additional benefits can be accrued under the pension plan.  The postretirement plan is closed to new entrants.  Effective with the TXI acquisition, approximately 2,000 employees were added as participants in the Corporation’s pension plans.

The measurement date for the Corporation’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans. Retirement plan assets invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Corporation sponsors a Supplemental Excess Retirement Plan (“SERP”) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefit payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$17,125	$16,121	$13,084
Interest cost	28,935	23,016	23,653
Expected return on assets	(32,661)	(26,660)	(23,899)
Amortization of:
Prior service cost	445	449	466
Actuarial loss	4,045	15,679	12,417
Transition asset	(1)	(1)	(1)
Settlement charge	-	729	779
Termination benefit charge	13,652	-	-
Net periodic benefit cost	$31,540	$29,333	$26,499

The expected return on assets is based on the fair value of the plan assets.  The termination benefit charge represents the increased benefits payable to former TXI executives as part of their change-in-control agreements.

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2014	2013	2012
Actuarial loss (gain)	$105,546	$(90,755)	$47,877
Amortization of:
Prior service cost	(445)	(449)	(466)
Actuarial loss	(4,045)	(15,679)	(12,417)
Transition asset	1	1	1
Settlement charge	-	(729)	(779)
Total	$101,057	$(107,611)	$34,216

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2014		2013
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$1,197	$729	$1,640	$992
Actuarial loss	186,013	113,288	84,512	51,087
Transition asset	(9)	(5)	(10)	(6)
Total	$187,201	$114,012	$86,142	$52,073

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2015 are $422,000 (net of deferred taxes of $166,000), $12,432,000 (net of deferred taxes of $4,897,000) and $1,000, respectively. These amounts are included in accumulated other comprehensive loss at December 31, 2014.

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2014	2013
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$496,040	$535,783
Service cost	17,125	16,121
Interest cost	28,935	23,016
Actuarial loss (gain)	99,071	(57,533)
Gross benefits paid	(23,489)	(21,347)
Acquisitions	122,641	-
Nonrecurring termination benefit	13,652	-
Net projected benefit obligation at end of year	$753,975	$496,040

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2014	2013
Change in plan assets:
Fair value of plan assets at beginning of year	$443,973	$376,443
Actual return on plan assets, net	26,186	59,882
Employer contributions	25,654	28,995
Gross benefits paid	(23,489)	(21,347)
Acquisitions	51,718	-
Fair value of plan assets at end of year	$524,042	$443,973

(add 000)	2014	2013
Funded status of the plan at end of year	$(229,933)	$(52,067)
Accrued benefit cost	$(229,933)	$(52,067)

December 31

(add 000)	2014	2013
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(4,183)	$(56)
Noncurrent liability	(225,750)	(52,011)
Net amount recognized at end of year	$(229,933)	$(52,067)

The accumulated benefit obligation for all defined benefit pension plans was $684,647,000 and $453,161,000 at December 31, 2014 and 2013, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2014	2013
Projected benefit obligation	$753,975	$495,180
Accumulated benefit obligation	$684,647	$452,449
Fair value of plan assets	$524,042	$443,211

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2014	2013
Discount rate	4.25%	5.17%
Rate of increase in future compensation levels	4.50%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2014	2013	2012
Discount rate	5.17%	4.24%	5.14%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.00%	7.00%	7.25%

The expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

For 2014, the Corporation estimated the remaining lives of participants in the pension plans using the RP-2014 Mortality Table.  The no-collar table was used for salaried participants and the blue-collar table, reflecting the experience of the Corporation’s participants, was used for hourly participants.  For 2013, the Corporation used the RP-2000 Mortality Table projected to 2020 with no phased-out improvements. The Corporation used the white-collar table for salaried participants and the blue-collar table for hourly participants. The RP-2000 Mortality Table projected to 2015 with no phased-out improvements was used in 2012.

The target allocation for 2014 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2014	December 31
Asset Class	Target Allocation	2014	2013
Equity securities	55%	59%	57%
Debt securities	31%	29%	33%
Hedge funds	7%	4%	5%
Real estate	7%	7%	4%
Cash	—	1%	1%
Total	100%	100%	100%

The Corporation’s investment strategy is for approximately 50% of equity securities to be invested in mid-sized to large capitalization U.S. funds with the remaining to be invested in small capitalization, emerging markets and international funds. Debt securities, or fixed income investments, are invested in funds benchmarked to the Barclays U.S. Aggregate Bond Index.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2014
Equity securities:
Mid-sized to large cap	$—	$219,092	$—	$219,092
Small cap, international and emerging growth funds	—	87,706	—	87,706
Debt securities:
Core fixed income	—	154,997	—	154,997
High-yield bonds	—	—	—	-
Real estate	—	—	20,363	20,363
Hedge funds	—	—	38,264	38,264
Cash	3,620	—	—	3,620
Total	$3,620	$461,795	$58,627	$524,042

	2013
Equity securities:
Mid-sized to large cap	$—	$182,426	$—	$182,426
Small cap, international and emerging growth funds	—	71,662	—	71,662
Debt securities:
Core fixed income	—	122,327	—	122,327
High-yield bonds	—	24,579	—	24,579
Real estate	—	—	19,357	19,357
Hedge funds	—	—	21,764	21,764
Cash	1,858	—	—	1,858
Total	$1,858	$400,994	$41,121	$443,973

Real estate investments are stated at estimated fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of real estate investments generally do not reflect transaction costs which may be incurred upon disposition of the real estate investments and do not necessarily represent the prices at which the real estate investments would be sold or repaid, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller. An independent valuation consultant is employed to determine the fair value of the real estate investments. The value of hedge funds is based on the values of the sub-fund investments. In determining the fair value of each sub-fund’s investment, the hedge funds’ Board of Trustees uses the values provided by the sub-funds and any other considerations that may, in its judgment, increase or decrease such estimated value.

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

years ended December 31	Real Estate	Hedge Funds
(add 000)	2014
Balance at beginning of year	$19,357	$21,764
Purchases, sales, settlements, net	441	15,600
Unrealized gain	565	900
Balance at end of year	$20,363	$38,264

	2013
Balance at beginning of year	$17,728	$19,252
Purchases, sales, settlements, net	706	—
Realized gain	11	—
Unrealized gain	912	2,512
Balance at end of year	$19,357	$21,764

In 2014 and 2013, the Corporation made pension and SERP contributions of $25,654,000 and $28,995,000, respectively. The Corporation currently estimates that it will contribute $33,500,000 to its pension and SERP plans in 2015.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2015	$32,025
2016	$33,821
2017	$35,540
2018	$37,217
2019	$38,976
Years 2020 - 2024	$219,357

Postretirement Benefits. The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31

(add 000)	2014	2013	2012
Components of net periodic benefit credit:
Service cost	$206	$227	$227
Interest cost	1,164	1,013	1,234
Amortization of:
Prior service credit	(3,255)	(3,255)	(3,255)
Actuarial (gain) loss	(266)	25	(283)
Total net periodic benefit credit	$(2,151)	$(1,990)	$(2,077)

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2014	2013	2012
Actuarial (gain) loss	$(3,026)	$(1,011)	$1,993
Prior service credit	—	—	—
Amortization of:
Prior service credit	3,255	3,255	3,255
Actuarial gain (loss)	266	(25)	283
Total	$495	$2,219	$5,531

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

	2014		2013
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(7,088)	$(4,316)	$(10,343)	$(6,252)
Actuarial gain	(4,733)	(2,883)	(1,970)	(1,192)
Total	$(11,821)	$(7,199)	$(12,313)	$(7,444)

The prior service credit and actuarial gain expected to be recognized in net periodic benefit cost during 2015 is $2,302,000 (net of a deferred tax liability of $907,000) and $328,000 (net of a deferred tax liability of $129,000), respectively, and are included in accumulated other comprehensive loss at December 31, 2014.

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2014	2013
Change in benefit obligation:
Net benefit obligation at beginning of year	$27,352	$29,095
Service cost	206	227
Interest cost	1,164	1,013
Participants’ contributions	2,100	1,370
Actuarial gain	(3,026)	(1,011)
Gross benefits paid	(4,856)	(3,342)
Acquisitions	2,146	-
Net benefit obligation at end of year	$25,086	$27,352

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2014	2013
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	2,756	1,972
Participants’ contributions	2,100	1,370
Gross benefits paid	(4,856)	(3,342)
Fair value of plan assets at end of year	$—	$—

December 31

(add 000)	2014	2013
Funded status of the plan at end of year	$(25,086)	$(27,352)
Accrued benefit cost	$(25,086)	$(27,352)

December 31

(add 000)	2014	2013
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,770)	$(1,970)
Noncurrent liability	(22,316)	(25,382)
Net amount recognized at end of year	$(25,086)	$(27,352)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2014	2013
Discount rate	3.83%	4.42%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2014	2013	2012
Discount rate	4.42%	3.54%	4.44%

For 2014, the Corporation estimated the remaining lives of participants in the postretirement plan using the RP-2014 table.  For 2013, the Corporation used the RP-2000 Mortality Table. The RP-2000 Mortality Table projected to 2015 with no phased-out improvements was used in 2012.

Assumed health care cost trend rates at December 31 are:

	2014	2013
Health care cost trend rate assumed for next year	7.0%	7.5%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2019	2019

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$56	$(48)
Postretirement benefit obligation	$1,387	$(1,196)

The Corporation estimates that it will contribute $2,770,000 to its postretirement health care plans in 2015.

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2015	$2,770
2016	$2,438
2017	$2,383
2018	$2,293
2019	$2,156
Years 2020 - 2024	$8,899

Defined Contribution Plans. The Corporation maintains defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation’s salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees’ eligible contributions. The Corporation’s matching obligations were $8,602,000 in 2014, $7,097,000 in 2013 and $6,216,000 in 2012. Matching contributions reflect the participation of the new employees effective July 1, 2014 in connection with the TXI acquisition.

Postemployment Benefits. The Corporation has accrued postemployment benefits of $1,267,000 and $1,096,000 at December 31, 2014 and 2013, respectively.